Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 1,872,000,000	$ 1,761,000,000	$ 1,771,000,000
Restricted cash	0	0
Amortization expense of amortizable intangible assets	99,000,000	106,000,000	83,000,000
2025	96,000,000
2026	93,000,000
2027	88,000,000
Advertising and promotional expenses	$ 491,000,000	459,000,000	$ 530,000,000
Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Unearned advances write-off period	12 months
Minimum | Capitalized software
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	50 years
Unearned advances write-off period	24 months
Maximum | Capitalized software
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
REA Group
Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 136,000,000	$ 173,000,000